PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED BALANCE SHEET (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of summarized consolidated balance sheet [line items]
Current assets	¥ 455,395	¥ 447,310
Current liabilities	(522,190)	(579,978)
Non-current assets	1,278,410	1,312,976
Non-current liabilities	(328,757)	(303,004)
Net assets attributable to owners of the Company	741,494	738,946
Net assets attributable to non-controlling interests	141,364	138,358
Marketing Company
Disclosure of summarized consolidated balance sheet [line items]
Current assets	172,352	129,266
Current liabilities	(201,678)	(192,106)
Net current (liabilities)/assets	(29,326)	(62,840)
Non-current assets	323,571	340,356
Non-current liabilities	(59,554)	(58,732)
Net non-current assets/ (liabilities)	264,017	281,624
Net assets	234,691	218,784
Net assets attributable to owners of the Company	159,205	148,256
Net assets attributable to non-controlling interests	75,486	70,528
Sinopec International Petroleum Exploration and Production Limited ("SIPL")
Disclosure of summarized consolidated balance sheet [line items]
Current assets	22,620	19,151
Current liabilities	(475)	(456)
Net current (liabilities)/assets	22,145	18,695
Non-current assets	8,951	13,234
Non-current liabilities	(18,270)	(16,952)
Net non-current assets/ (liabilities)	(9,319)	(3,718)
Net assets	12,826	14,977
Net assets attributable to owners of the Company	5,876	6,308
Net assets attributable to non-controlling interests	6,950	8,669
Shanghai Petrochemical
Disclosure of summarized consolidated balance sheet [line items]
Current assets	17,305	22,309
Current liabilities	(15,232)	(15,479)
Net current (liabilities)/assets	2,073	6,830
Non-current assets	27,314	23,185
Non-current liabilities	(52)	(21)
Net non-current assets/ (liabilities)	27,262	23,164
Net assets	29,335	29,994
Net assets attributable to owners of the Company	14,727	14,998
Net assets attributable to non-controlling interests	14,608	14,996
Fujian Petrochemical
Disclosure of summarized consolidated balance sheet [line items]
Current assets	1,582	1,788
Current liabilities	(458)	(804)
Net current (liabilities)/assets	1,124	984
Non-current assets	12,568	11,558
Non-current liabilities	(693)	(688)
Net non-current assets/ (liabilities)	11,875	10,870
Net assets	12,999	11,854
Net assets attributable to owners of the Company	6,499	5,927
Net assets attributable to non-controlling interests	6,500	5,927
Sinopec Kantons
Disclosure of summarized consolidated balance sheet [line items]
Current assets	4,373	1,284
Current liabilities	(924)	(2,961)
Net current (liabilities)/assets	3,449	(1,677)
Non-current assets	9,106	12,777
Non-current liabilities	(170)	(158)
Net non-current assets/ (liabilities)	8,936	12,619
Net assets	12,385	10,942
Net assets attributable to owners of the Company	7,454	6,583
Net assets attributable to non-controlling interests	4,931	4,359
Shanghai SECCO
Disclosure of summarized consolidated balance sheet [line items]
Current assets	10,431	11,858
Current liabilities	(2,783)	(3,196)
Net current (liabilities)/assets	7,648	8,662
Non-current assets	12,177	11,473
Non-current liabilities	(1,553)	(1,627)
Net non-current assets/ (liabilities)	10,624	9,846
Net assets	18,272	18,508
Net assets attributable to owners of the Company	12,352	12,511
Net assets attributable to non-controlling interests	5,920	5,997
Sinopec-SK
Disclosure of summarized consolidated balance sheet [line items]
Current assets	3,639	5,337
Current liabilities	(6,377)	(15,037)
Net current (liabilities)/assets	(2,738)	(9,700)
Non-current assets	22,187	21,567
Non-current liabilities	(8,509)	(7)
Net non-current assets/ (liabilities)	13,678	21,560
Net assets	10,940	11,860
Net assets attributable to owners of the Company	6,455	6,997
Net assets attributable to non-controlling interests	¥ 4,485	¥ 4,863